Corporate transactions	12 Months Ended
Dec. 31, 2021
Corporate transactions
Corporate transactions

D1Corporate transactions

D1.1  (Loss) gain attaching to corporate transactions

Where there is a disposal, income and expenses of entities sold during the year are included in the income statement up to the date of disposal. The gain or loss on disposal is calculated as the difference between sale proceeds net of selling costs, less the net assets of the entity at the date of disposal, adjusted for foreign exchange movements attaching to the sold entity that are required to be recycled to the income statement under IAS 21.

	2021 $m	2020 $m	2019 $m
Loss attaching to corporate transactions as shown separately on the consolidated income statementnote	(35)	(30)	(142)
(Loss) gain arising on reinsurance transaction undertaken by the Hong Kong business	(59)	765	—
Total (loss) gain attaching to corporate transactions from continuing operationsnote B1.1	(94)	735	(142)

Note

The loss attaching to corporate transactions includes $(30) million incurred by Prudential plc during the year (2020: $(20) million) of costs associated with the separation of Jackson. Additionally, the 2021 amount includes $(28) million of payment for the termination of loss of office made to the former chief executive of Jackson as discussed further in note D4. These charges are partially offset by a gain of $23 million on the repurchase by Jackson of a portion of the Group’s retained interest in the company in December 2021, as described further in note D1.2.

D1.2  Discontinued US operations

On 13 September 2021, the Group completed the separation of its US operations (Jackson) through a demerger, whereby shares in Jackson, representing 70.1 per cent voting interest (69.2 per cent economic interest) were distributed to Prudential shareholders. In accordance with IFRS 5 ‘Non-current assets held for sale and discontinued operations’, the US operations have been classified as discontinued within these consolidated financial statements. The 2021 income statement includes the results of Jackson up to 13 September 2021, the date of demerger.

At the point of demerger, Prudential plc retained a 19.9 per cent non-controlling voting interest (19.7 per cent economic interest) in Jackson, which is reported within the consolidated financial position as a financial investment at fair value and is included in 'Unallocated to a segment (central operations)' for segmental analysis. This investment has been classified as available-for-sale under IAS 39. On 13 December 2021, Jackson announced, as part of its previously disclosed $300 million share repurchase program, the repurchase of 2,242,516 shares of its Class A common stock from Prudential. With this repurchase activity, Prudential’s remaining economic interest in Jackson was 18.4 per cent as of 31 December 2021 (18.5 per cent voting interest). Subject to market conditions, the Group intends to monetise a further portion of this investment to support its investment in Asia within 12 months of the demerger, such that the Group will own less than 10 per cent at the end of such period.

In accordance with IFRIC 17, ‘Distribution of non-cash assets to owners’, at the point of demerger, Jackson was remeasured to fair value and a loss on remeasurement to fair value has been recognised of $(8,259) million within the results of discontinued operations. $(7,341) million of this remeasurement relates to the Group’s 88.9 per cent economic interest in Jackson, with the remaining $(918) million attributable to non-controlling interests. The fair value has been determined with reference to the opening quoted price of Jackson shares on the New York Stock Exchange as at the date of demerger on 13 September 2021.

Accordingly, the value of the dividend in specie representing a 70.1 per cent voting interest (69.2 per cent economic interest) of Jackson distributed to shareholders was $(1,735) million. At the point of demerger, Athene Life Re Ltd. retained its existing 9.9 per cent voting interest (11.1 per cent economic interest) in Jackson.

The results for the discontinued US operations presented in the consolidated financial statements for the period up to the demerger in September 2021 are analysed below.

Critical accounting policies applied for the discontinued US operations

The policyholder liabilities for Jackson’s conventional protection-type policies were determined under US GAAP principles with locked in assumptions for mortality, interest, policy lapses and expenses along with provisions for adverse deviations. For other policies, the policyholder liabilities included the policyholder account balance. For those investment contracts with fixed and guaranteed terms, Jackson used the amortised cost model to measure the liability.

Jackson applied FASB ASU 2010-26 on ‘Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts’ and capitalised only those incremental costs directly relating to successfully acquiring a contract. Under US GAAP, most of Jackson’s products were accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance of the Financial Accounting Standards Board (ASC 944) whereby deferred acquisition costs are amortised in line with expected gross profits. The majority of Jackson’s DAC relates to its variable annuities business. For variable annuity business, a key assumption is the long-term investment return from the separate accounts. Jackson made certain adjustments to the DAC assets which were recognised directly in other comprehensive income (‘shadow accounting’) to match the recognition of unrealised gains or losses on available-for-sale securities causing the adjustments.

Debt securities of Jackson were designated as available-for-sale with value movements, unless impaired, being recorded as movements within other comprehensive income. Impairments were recorded in the income statement. For these securities, the consideration of evidence of impairment requires management’s judgement. In making this determination, a range of market and industry indicators were considered including the severity and duration of the decline in fair value and the financial condition and prospects of the issuer. The factors reviewed include economic conditions, credit loss experience, other issuer-specific developments and future cash flows.

(a)Income statement

	2021 $m	2020 $m	2019 $m
Gross premiums earned	14,047	19,026	21,209
Outward reinsurance premiumsnote (i)	(274)	(30,584)	(467)
Earned premiums, net of reinsurance	13,773	(11,558)	20,742
Investment return and other income	32,199	31,321	34,689
Total revenue, net of reinsurance	45,972	19,763	55,431
Benefits and claims, net of reinsurance	(41,350)	(19,617)	(54,734)
Acquisition costs and other expenditure	(2,305)	(906)	(1,429)
Total charge, net of reinsurance	(43,655)	(20,523)	(56,163)
Profit (loss) before tax	2,317	(760)	(732)
Tax (charge) credit	(363)	477	347
Profit (loss) after tax	1,954	(283)	(385)
Remeasurement to fair value on demergernote (iii)	(8,259)	—	—
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive incomenote (ii)	1,278	—	—
Loss for the year	(5,027)	(283)	(385)
Attributable to:
Equity holders of the Company	(4,234)	(340)	(385)
Non-controlling interests	(793)	57	—
Loss for the year	(5,027)	(283)	(385)

Notes

(i)

In 2020, outward reinsurance premiums included $(30.2) billion paid during the period in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd.

(ii)

In accordance with IFRS, as a result of the demerger of Jackson, accumulated balances previously recognised through other comprehensive income relating to financial instruments held by Jackson classified as available-for-sale and historical net investment hedges have been recycled from other comprehensive income to the results of discontinued operations in the consolidated income statement. Total shareholders’ equity is unchanged as a result of this recycling.

(iii)	The loss on remeasurement to fair value on demerger is recognised in accordance with IFRIC 17, 'Distribution of non-cash assets to owners' as described above.

(b)Total comprehensive income

	2021 $m	2020 $m	2019 $m
Loss for the year	(5,027)	(283)	(385)
Other comprehensive (loss) income
Valuation movements in the year on available-for-sale debt securities	(1,053)	(100)	4,023
Related change in amortisation of DAC	80	494	(631)
Related tax	210	(102)	(713)
	(763)	292	2,679
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger	(1,278)	—	—
Other comprehensive (loss) income for the year	(2,041)	292	2,679
Total comprehensive (loss) income for the year	(7,068)	9	2,294
Attributable to:
Equity holders of the Company	(6,283)	(40)	2,294
Non-controlling interests	(785)	49	—
Total comprehensive (loss) income for the year	(7,068)	9	2,294

(c)Cash flows

	2021 $m	2020 $m	2019 $m
Net cash flows from operating activities	(423)	(807)	(1,304)
Net cash flows from investing activities	—	(2)	(5)
Net cash flows from financing activitiesnote (i)	2,329	470	(33)
Cash divested upon demerger	(3,527)	—	—
Net decrease in cash and cash equivalents	(1,621)	(339)	(1,342)
Net cash flows between discontinued and continuing operationsnote (ii)	—	—	(525)
Cash and cash equivalents at 1 Jan	1,621	1,960	3,827
Cash and cash equivalents at 31 Dec	—	1,621	1,960

Notes

(i)	Financing activities largely reflect issuance of debt of $2,350 million in 2021 and the investment by Athene in 2020. No dividends were paid by Jackson during 2020 or in 2021 prior to demerger.
(ii)	The 2019 net cash flows between discontinued and continuing operations of $(525) million represented dividends paid by Jackson to Prudential plc.

Effect on the Group statement of financial position

13 September 2021 $m
Deferred acquisition costs and other intangible assets	14,018
Reinsurers' share of insurance contract liabilities	34,014
Financial investments	293,562
Cash and cash equivalents	3,527
Policyholder liabilities	(316,495)
Net other assets and liabilities	(17,861)
Net assets and liabilities of discontinued US operations at demerger before remeasurement to fair value	10,765
Adjustment for remeasurement of the carrying value of the business to fair value on demerger	(8,259)
Net assets and liabilities of discontinued US operations at demerger after remeasurement to fair value	2,506
Attributable to:
Equity holders of the Company	2,228
Non-controlling interests	278
2,506

D1.3 Discontinued UK and Europe operations

On 21 October 2019, the Group completed the demerger of its UK and Europe operations (M&G plc), which were classified as discontinued operations in the comparatives included within these consolidated financial statements in accordance with IFRS 5 'Non-current assets held for sale and discontinued operations'.

The results and cash flows for the discontinued UK and Europe operations presented in the consolidated financial statements for the period of ownership up to the demerger are analysed below. The profit and other comprehensive income for the period from the discontinued UK and Europe operations were wholly attributable to the equity holders of the Company.

Total comprehensive income

2019 $m
Total revenue, net of reinsurance	33,212
Total charges, net of reinsurance	(31,118)
Profit before tax	2,094
Re-measurement on demerger	188
Cumulative exchange loss recycled from other comprehensive income	(2,668)
Total loss before tax	(386)
Tax charge credit	(775)
Loss for the year	(1,161)
Other comprehensive income:
Cumulative exchange loss recycled through profit or loss	2,668
Other items, net of related tax	203
Other comprehensive income for the year, net of related tax	2,871

Total comprehensive income for the year	1,710

Cash flows

2019 $m
Cash flows from operating activities	2,375
Cash flows from investing activities	(454)
Cash and cash equivalents divested on demerger	(7,611)
Net cash flows in the year	(5,690)
Net cash flows between discontinued and continuing operations*	(436)
Cash and cash equivalents at beginning of year	6,048
Effect of exchange rate changes on cash and cash equivalents	78
Cash and cash equivalents at end of year	—
*

The net cash flows between discontinued and continuing operations of $(436) million primarily represented dividends of $(4,525) million, offset by payment for the transfer of debt to M&G plc from Prudential plc prior to the demerger of $4,161 million.